Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares, Outstanding, Beginning balance | shares	14,001,224	11,721,676	10,803,066
Number of shares, Granted | shares	6,273,782	2,733,139	1,497,013
Number of shares, Forfeited | shares	(2,121,862)	(97,180)	(207,833)
Number of shares, Lapsed | shares	(812,004)	(253,454)	(151,350)
Number of shares, Exercised | shares	(165,836)	(102,957)	(219,220)
Number of shares, Outstanding, Ending balance | shares	17,175,304	14,001,224	11,721,676
Number of shares, Vested and exercisable, Ending balance | shares	9,318,921	7,564,156	5,686,556
Weighted average exercise price per share, Outstanding, Beginning balance | £ / shares	£ 2.59	£ 2.94	£ 3.32
Weighted average exercise price per share, Granted | £ / shares	0.24	0.82	0.39
Weighted average exercise price per share, Forfeited | £ / shares	0.5	1.37	2.83
Weighted average exercise price per share, Lapsed | £ / shares	0.48	1.42	8.4
Weighted average exercise price per share, Exercised | £ / shares	0.04	0.04	0.3
Weighted average exercise price per share, Outstanding, Ending balance | £ / shares	2.11	2.59	2.94
Weighted average exercise price per share, Vested and exercisable, Ending balance | £ / shares	£ 3.43	£ 3.61	£ 3.63